CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts payable	$ 17,499,567	$ 19,063,827
Advances from customers	3,607,595	4,570,595
Accrued expenses	3,629,748	5,153,056
Other current liabilities	5,661,874	7,358,589
Income tax payable	1,786,176	1,779,978
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	439,876,279	408,727,673
Ordinary shares, shares outstanding	439,876,279	403,790,426
VIEs
Accounts payable	4,589,259	3,101,935
Advances from customers	1,076,283	1,345,714
Accrued expenses	393,313	281,152
Other current liabilities	1,489,649	1,955,777
Income tax payable	$ 33,545	$ 34,718